ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 25, 2021
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2021	2020	2019
Gross unrecognized tax benefits beginning of year	$3,892	$4,166	$4,378
Increase in tax positions for prior years	437	(82)	(129)
Increase in tax positions for current year	839	730	768
Lapse in statute of limitations	(1,565)	(922)	(851)
Gross unrecognized tax benefits end of year	$3,603	$3,892	$4,166